johim13f-063007
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      J O Hambro Investment Management Limited
                           21 St. James Square
                           London SW1Y 4HB


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Andrew Steel
Title:        Chief Executive Officer
Phone:        +44 20 7484 7476

Signature, Place, and Date of Signing:


 /s/ Andrew Steel           London, England         July 17, 2007
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                    64
                                                  -----------------------

Form 13F Information Table Value Total:              $415,952 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

                    J O HAMBRO INVESTMENT MANAGEMENT LIMITED

                            Name of Reporting Manager
                           Form 13F Information Table



Name of Issuer               Type of                  Value         Shrs or    Shr/  Investment      Other     Voting Authority
                             Class      Cusip        (x$1000)       Prn Amt.   Prn   Discretion      Managers  Sole Shared   None

ALTRIA GROUP INC              COM       02209S103    12,902         183,940    SH    Shared-Defined     0                    183,940
AMERICAN EXPRESS CO           COM       258161409       976          15,959    SH    Shared-Defined     0                     15,959
AMERICAN INTL GROUP INC       COM       026874107     6,984          99,730    SH    Shared-Defined     0                     99,730
AT&T                          COM       00206R102       251           6,037    SH    Shared-Defined     0                      6,037
BERKSHIRE
    HATHAWAY INC DEL         CL B       084670207       252              70    SH    Shared-Defined     0                         70
BOEING CO                     COM       097023105     6,145          63,900    SH    Shared-Defined     0                     63,900
BP PLC                      SPON ADR    055622104       609           8,445    SH    Shared-Defined     0                      8,445
BRISTOL MYERS SQUIBB	      COM       110122108	202	      6,400    SH    Shared-Defined	0 		       6,400
BROOKDALE SN
LIVING    		      COM	112463104    28,076	    616,105    SH    Shared-Defined	0		     616,105
CADIZ
INC       COM	127537207     6,372         283,564    SH    Shared-Defined     0             283,564
CITIGROUP INC                 COM       172967101       785          15,305    SH    Shared-Defined     0		      15,305
COLGATE-PALMOLIVE CO.         COM       194162103       333           5,130    SH    Shared-Defined     0                      5,130
CVS CORP                      COM       126650100       292           8,000    SH    Shared-Defined     0                      8,000
DISNEY WALT CO            COM DISNEY    254687106       270           7,920    SH    Shared-Defined     0                      7,920
DOW CHEMICAL CO               COM       260543103    13,312         301,050    SH    Shared-Defined     0                    301,050
EL PASO CORP                  COM       28336I109    21,211       1,231,050    SH    Shared-Defined     0                  1,231,050
ELECTRONIC ARTS INC           COM	285S12109    17,318	    365,982    SH    Shared-Defined	0		     365,982
EMERSON ELEC CO               COM       291011104    10,280         219,650    SH    Shared-Defined     0                    219,650
EXELON CORP                   COM       30161N101    34,686         477,762    SH    Shared-Defined     0                    477,762
EXXON MOBIL CORP              COM       30231G102    10,917         130,155    SH    Shared-Defined     0                    130,155
GENENTECH INC               COM NEW     368710406     2,270          30,000    SH    Shared-Defined     0                     30,000
GENERAL ELECTRIC CO           COM       369604103     8,252         215,566    SH    Shared-Defined     0                    215,566
HERSHEY CO                    COM       427866108       667          13,170    SH    Shared-Defined     0                     13,170
INTEL CORP                    COM       458140100       240          10,100    SH    Shared-Defined     0                     10,100
ITT CORP NEW                  COM       450911102       925          13,550    SH    Shared-Defined     0                     13,550
JOHNSON & JOHNSON             COM       478160104       577           9,358    SH    Shared-Defined     0                      9,358
JP MORGAN CHASE               COM       46625H100       341           7,044    SH    Shared-Defined     0                      7,044
KIMBERLEY-CLARK CORP	      COM	494368103	120	      1,800    SH    Shared-Defined	0		       1,800
KOOKMIN BANK                SPON ADR    50049M109       658           7,500    SH    Shared-Defined     0                      7,500
KYPHON INC                    COM       501577100    10,114         210,050    SH    Shared-Defined     0                    210,050
MARATHON OIL                  COM       565849106       552           9,200    SH    Shared-Defined     0                      9,200
MARSH & MCLENNAN
    COS INC                   COM       571748102     8,782         284,382    SH    Shared-Defined     0                    284,382
MCAFEE INC	              COM       579064106       662          18,800    SH    Shared-Defined     0                     18,800
MERCK & CO. INC               COM       589331107       890          17,880    SH    Shared-Defined     0                     17,880
MERRILL LYNCH & CO            COM       590188108       284           3,400    SH    Shared-Defined     0                      3,600
MICROSOFT CORP                COM       594918104     1,785          60,560    SH    Shared-Defined     0                     60,560
MOODYS CORP                   COM       615364105     4,635          74,515    SH    Shared-Defined     0                     74,515
MORGAN STANLEY              COM NEW     617446448    21,226         253,055    SH    Shared-Defined     0                    253,055
NORTHERN TRUST CORP	      COM	665859104     7,413	    115,400    SH    Shared-Defined	0		     115,400
NUVASIVE INC COM	      COM	670704105    15,594	    577,350    SH    Shared-Defined     0		     577,350
ONYX PHARMACEUTICALS INC      COM	683399109     2,324	     86,400    SH    Shared-Defined     0		      86,400
ORACLE CORP                   COM       68389X105       256          13,000    SH    Shared-Defined     0                     13,000
ORIENT EXPRESS HOTELS CL A    COM	G67743107     7,775	    145,600    SH    Shared-Defined     0		     145,600
PEPSICO INC                   COM       713448108     1,070          16,505    SH    Shared-Defined     0                     16,505
PRECISION CASTPARTS CORP      COM       740189105     4,557          37,550    SH    Shared-Defined     0                     37,550
PREMIER EXHIBITIONS           COM	74051E106	183	     11,642    SH    Shared-Defined	0		      11,642
PROCTOR & GAMBLE CO           COM       742718109     4,896          80,017    SH    Shared-Defined     0                     88,210
REYNOLDS AMERICAN INC         COM       761713106    11,990         183,890    SH    Shared-Defined     0                    183,890
ROCKWELL COLLINS INC          COM       774341101     5,969          84,500    SH    Shared-Defined     0                     84,500
SAFEWAY INC                   COM       786514208       238           7,000    SH    Shared-Defined     0                      7,000
SALESFORCE COM INC            COM       79466L302     7,454         173,920    SH    Shared-Defined     0                    173,920
SARA LEE CORP                 COM       803111103    22,185       1,274,990    SH    Shared-Defined     0                  1,274,990
SCHLUMBERGER                  COM       806857108    33,296         391,995    SH    Shared-Defined     0                    391,995
SEASPAN CORP                  COM       Y75638109       588          18,272    SH    Shared-Defined     0                     18,272
SONUS NETWORKS INC            COM       835916107     5,874         689,472    SH    Shared-Defined     0                    689,472
STERLING BANCORP              COM       859158107     1,641         102,382    SH    Shared-Defined     0                    102,382
SULPHCO INC                   COM       865378103        42          11,670    SH    Shared-Defined     0                     11,670
SYSCO CORP                    COM       871829107       336          10,200    SH    Shared-Defined     0                     10,200
UNITED PARCEL SERVICE         COM       911312106     3,738          51,210    SH    Shared-Defined     0                     51,210
UNITED TECHNOLOGIES
   CORP                       COM       913017109    30,607         431,510    SH    Shared-Defined     0                    453,510
VISTAPRINT LTD                SHS       G93762204     3,611          94,400    SH    Shared-Defined     0                     94,400
VODOFONE GROUP PLC NEW      SPON ADR
                              NEW       92857W209       491          14,587    SH    Shared-Defined     0                     14,587
WALGREEN CO                   COM       931422109     8,062         185,170    SH    Shared-Defined     0                    185,170
WYETH                         COM       983024100       608          10,600    SH    Shared-Defined     0                     10,600

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